RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales	$ 8,259	$ 7,503	$ 5,634
Trade receivables	366	406
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	2,207	2,030	1,400
Trade receivables	33	13
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	2,022	1,666	1,210
Trade receivables	78	92
Macsteel | Other
Disclosure of transactions between related parties [line items]
Sales	470	521	399
Trade receivables	2	38
ArcelorMittal CLN Distribuzione Italia S.r.l. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	511	472	414
Trade receivables	38	18
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	536	426	240
Trade receivables	20	11
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	383	397	371
Trade receivables	27	35
I/N Kote L.P. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	329	321	346
Trade receivables	10	7
Aperam Société Anonyme (Aperam) | Other
Disclosure of transactions between related parties [line items]
Sales	278	262	189
Trade receivables	29	32
ArcelorMittal RZK | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	136	235	163
Trade receivables	5	15
C.L.N. Coils Lamiere Nastri S.p.A. | Associate
Disclosure of transactions between related parties [line items]
Sales	265	233	203
Trade receivables	6	5
Tuper S.A. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	155	154	13
Trade receivables	45	45
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	148	127	151
Trade receivables	1	4
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	110	67	51
Trade receivables	4	3
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	115	66	38
Trade receivables	1	11
Other
Disclosure of transactions between related parties [line items]
Sales	594	526	$ 446
Trade receivables	$ 67	$ 77